Capital Stock - Additional Information (Detail) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 19, 2013
Equity [Abstract]
Common stock, shares authorized	720,000,000	720,000,000	300,000,000
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value	$ 0.001	$ 0.001